Term Loan - Additional Information (Detail) - USD ($) $ in Thousands		4 Months Ended	12 Months Ended
	Jul. 20, 2022	Nov. 30, 2022	Nov. 30, 2022	Nov. 30, 2021
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate basis			300 basis points
Proceeds from issuance of long-term loan			$ 40,000
Revenue			80,057	$ 69,823
Cash, Cash Equivalents and Eligible Short-term Investments [member]
Disclosure of detailed information about borrowings [line items]
Debt instrument collateral amount		$ 20,000	20,000
Debt instrument collateral amount if FDA approval not obtained		30,000	30,000
Loan Facility [Member]
Disclosure of detailed information about borrowings [line items]
Line of credit facility, maximum borrowing capacity	$ 100,000
Proceeds from issuance of long-term loan		40,000
Borrowing costs incurred			3,612
Borrowing costs recognised as expense		(2,285)	2,285
Borrowing costs capitalised			$ 1,327
Loan Facility [Member] | Secured Overnight Financing Rate [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, interest rate	9.50%
Loan Facility Tranche 1 and 2 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	five		The Tranche 1 Loan and Tranche 2 Loan are repayable in equal monthly installments on an amortization schedule of 36 months starting in July 2024 (July 2025 if the Tranche 3 Loan is funded on or prior to December 31, 2023);
Borrowings interest period	24 months
Loan Facility Tranche 1 to 3 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Borrowings, maturity	six
Borrowings interest period	36 months
Loan Facility Tranche 4 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 25,000
Revenue	$ 110,000
Borrowings funding date	December 31, 2024
Earnings before interest taxes depreciation and amortization	$ 20,000
Loan Facility Tranche 3 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount		$ 15,000	$ 15,000
Revenue	$ 90,000
Borrowings funding date	March 2024
Loan Facility Tranche 2 Loan [Member]
Disclosure of detailed information about borrowings [line items]
Notional amount	$ 20,000
Revenue	$ 75,000
Borrowings funding date	June 30, 2023